Capital Stock, Warrants and Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Capital Stock, Warrants and Stock Options

9. Capital Stock, Warrants and Stock Options

Authorized

The total authorized capital is as follows:

●	An increase to 1,500,000,000 common shares, as approved in the July 29, 2022 annual meeting of shareholders, with a par value of $0.000001 per common share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

Issued and outstanding

In February 2021, the Company closed a non-brokered private placement of units of the Company (the “February 2021 Offering”), issuing 19,576,360 units of the Company (“February 2021 Units”) at C$0.40 per February 2021 Unit for gross proceeds of $6,168,069 (C$7,830,544). Each February 2021 Unit consisted of one common share of the Company and one common share purchase warrant of the Company (each, “February 2021 Warrant”), which entitles the holder to acquire a common share of the Company at C$0.60 per common share for a period of five years. In connection with the February 2021 Offering, the Company incurred share issuance costs of $154,630 and issued 351,000 compensation options (the “February 2021 Compensation Options”). Each February 2021 Compensation Option is exercisable into one February 2021 Unit at an exercise price of C$0.40 for a period of three years.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

The Company also issued 417,720 February 2021 Units to settle $132,000 of accrued liabilities at a deemed price of $0.45 based on the fair value of the units issued. As a result, the Company recorded a loss on debt settlement of $56,146.

In April 2022, the Company closed a private placement of 37,849,325 Special Warrants and a non-brokered private placement of 1,471,664 units of the Company for aggregate gross proceeds of approximately $9,384,622 (C$11,796,297). Related parties, including management, directors, and consultants, participated in the Special Warrant private placement for a total of 4,809,160 shares (included in the total above).

The Special Warrants were issued at a price of C$0.30 per special warrant. Each Special Warrant shall be automatically exercisable (without payment of any further consideration and subject to customary anti-dilution adjustments) into one unit of the Company (a “Brokered Unit”) on the date that is the earlier of: (i) the date that is three (3) business days following the date on which the Company has obtained both (A) a receipt from the Canadian security commission in each of the each of the provinces of Canada which the purchasers and Agents (as defined herein) are residents where the Special Warrants are sold (the “Qualifying Jurisdictions”) for a (final) short-form prospectus qualifying the distribution of the common stock of the Company (“Common Shares”) and common stock purchase warrants of the Company (the “Warrants”) issuable upon exercise of the Special Warrants (the “Qualification Prospectus”); and (B) notification that the registration statement, under U.S. securities laws, of the Company filed with the United States Securities and Exchange Commission (the “SEC”) has been declared effective by the SEC (the “Registration Statement”); and (ii) the date that is six months following April 1, 2022 (the “Closing Date”). Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one common share for C$0.37 until April 1, 2025. The warrants shall also be exercisable on a cashless basis in the event the Registration Statement has not been made effective by the SEC prior to the date of exercise.

On May 31, 2022, the Company announced that it had received a receipt from the Ontario Securities Commission for its final short-form Canadian prospectus qualifying the distribution of the common stock of the Company and common stock purchase warrants of the Company issuable upon exercise of the special warrants of the Company that were issued on April 1, 2022. The Company also announced that it received notice from the United States Securities and Exchange Commission that its Form S-1 has been declared effective as of May 27, 2022. As a result of obtaining the receipt for the Canadian prospectus and the declaration of effectiveness for the Form S-1, each unexercised Special Warrant was automatically exercised into one Common Share and one Warrant without further action on the part of the holders.

The non-brokered 1,471,664 units were issued at a price of C$0.30 per unit. Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2025.

In connection with the special warrants offering, the agents earned a cash commission in the amount of C$563,968 and compensation options exercisable to acquire an aggregate of 1,879,892 units of the Company at C$0.30 a unit until April 1, 2024. Each compensation unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2024.

In April 2022, the Company issued 1,315,856 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended March 31, 2022.

In May 2022, the Company issued 10,416,667 units to Teck Resources Limited in consideration towards the purchase of the Pend Oreille Processing Plant at C$0.245 per unit. Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until May 13, 2025.

In June 2022, the Company issued 1,218,000 units to contractors for bonuses accrued during the three months ended March 31, 2022. Each unit consists of one common share and one warrant. Each warrant entitles the holder to acquire one warrant share for C$0.37 until April 1, 2025.

In July 2022, the Company issued 1,975,482 common shares in connection with its election to satisfy interest payments under the outstanding convertible debentures for the three months ended June 30, 2022.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marks to market at each financial reporting period. The change in fair value of the warrant is recorded in the unaudited condensed interim consolidated statements of income and comprehensive income as a gain or loss and is estimated using the Binomial model.

The warrant liabilities as a result of the June 2019, August 2019, August 2020, February 2021, April 2022 special warrants, April 2022 non-brokered, May 2022 Teck purchase, and June 2022 contractor private placements were revalued as at September 30, 2022, issuance date in 2022, and December 31, 2021 using the Binomial model and the following assumptions:

April 2022 special warrants issuance	September 30, 2022	April 1, 2022
Expected life	914 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.72%	2.35%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.29
Fair value	$1,488,348	$5,947,232
Change in derivative liability	$(4,458,884)	$-

April 2022 non-brokered issuance	September 30, 2022	April 1, 2022
Expected life	914 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.72%	2.35%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.29
Fair value	$57,869	$186,190
Change in derivative liability	$(128,321)	$-

May 2022 Teck issuance	September 30, 2022	May 13, 2022
Expected life	956 days	1,096 days
Volatility	120%	120%
Risk free interest rate	3.72%	2.68%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.25
Fair value	$424,053	$1,273,032
Change in derivative liability	$(848,979)	$-

June 2022 issuance	September 30, 2022	June 30, 2022
Expected life	914 days	1,006 days
Volatility	120%	120%
Risk free interest rate	3.72%	3.14%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.20
Fair value	$47,895	$113,425
Change in derivative liability	$(65,530)	$-

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

February 2021 issuance	September 30, 2022	December 31, 2021
Expected life	1,228 days	1,501 days
Volatility	120%	100%
Risk free interest rate	3.72%	1.25%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.37
Fair value	$829,987	$3,483,745
Change in derivative liability	$(2,653,758)	$(329,358)

August 2020 issuance	September 30, 2022	December 31, 2021
Expected life	335 days	608 days
Volatility	120%	100%
Risk free interest rate	3.79%	0.95%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.37
Fair value	$484,745	$6,790,163
Change in derivative liability	$(6,305,419)	$(7,703,052)

June 2019 issuance (i)	September 30, 2022	December 31, 2021
Expected life	1,188 days	1,461 days
Volatility	120%	100%
Risk free interest rate	3.72%	1.02%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.37
Fair value	$460,207	$2,067,493
Change in derivative liability	$(1,607,286)	$(1,371,346)

(i)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

August 2019 issuance (ii)	September 30, 2022	December 31, 2021
Expected life	1,188 days	1,461 days
Volatility	120%	100%
Risk free interest rate	3.72%	1.02%
Dividend yield	0%	0%
Share price (C$)	$0.115	$0.37
Fair value	$707,282	$3,177,485
Change in derivative liability	$(2,470,203)	$(2,744,785)

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

Warrants

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, December 31, 2020	95,777,806	$0.54	$0.08
Issued	19,994,080	0.60	0.19
Expired	(2,913,308)	0.48	0.14
Balance, September 30, 2021	112,858,578	$0.55	$0.19

Balance, December 31, 2021	111,412,712	$0.54	$0.18
Issued	50,955,636	0.37	0.15
Expired	(239,284)	0.70	0.21
Balance, September 30, 2022	162,129,064	$0.49	$0.17

During the nine months ended September 30, 2022, 239,284 February 2020 broker warrants expired.

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

At September 30, 2022, the following warrants were outstanding:

			Number of
	Exercise	Number of	warrants
Expiry date	price (C$)	warrants	exercisable

August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
April 1, 2025	0.37	40,358,969	40,358,969
May 13, 2025	0.37	10,416,667	10,416,667
		162,129,064	162,129,064

Compensation options

At September 30, 2022, the following compensation options were outstanding:

		Weighted
	Number of	average
	compensation	exercise price
	options	(C$)

Issued - August 2020 Compensation Options	3,239,907	$0.35
Balance, December 31, 2020	3,239,907	0.35
Issued – February 2021 Compensation Options	351,000	0.35
Balance, December 31, 2021	3,590,907	0.35
Issued – April 2022 Compensation Options	1,879,892	0.30
Balance, September 30, 2022	5,470,799	$0.34

The grant date fair value of the August 2020 and February 2021, and April 2022 Compensation Options were estimated at $521,993, $68,078 and $264,435 respectively, using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
August 2020	0.31%	0%	100%	C$0.35	3 years
February 2021	0.26%	0%	100%	C$0.40	3 years
April 2022	2.34%	0%	100%	C$0.30	2 years

	Exercise	Number of	Fair value
Expiry date	price (C$)	broker options	($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
April 1, 2024 (iii)	$0.30	1,879,892	$264,435
		5,470,799	$854,506

(i)	Exercisable into one August 2020 Unit
(ii)	Exercisable into one February 2021 Unit
(iii)	Exercisable into one April 2022 Unit

Bunker Hill Mining Corp.

Notes to the Condensed Interim Consolidated Financial Statements (Unaudited)

Three and Nine Months Ended September 30, 2022

(Expressed in United States Dollars)

Stock options

The following table summarizes the stock option activity during the nine months ended September 30, 2022:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, December 31, 2020	8,015,159	$0.62
Granted (i)	1,037,977	0.34
Balance, December 31, 2021	9,053,136	$0.58
Granted (ii)	300,000	0.15
Expired May 01, 2022	(47,500)
Balance, September 30, 2022	9,305,636	$0.52

(i)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $nil for the three and nine months ended September 30, 2022, compared to $43,941 and $160,750 for the three and nine months ended September 30, 2021, respectively, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

(ii)	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 vested immediately and the remaining balance of outstanding options to vest equally over the next two anniversaries of the grant date. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $14,465 for the three and nine months ended September 30, 2022, which is included in the operation and administration expense of the consolidated statements of income (loss) and comprehensive income (loss).

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	0.64%	0%	100%	C$0.34	5 years

(ii)	On August 24, 2022, 300,000 stock options were issued to an employee of the Company, of which 150,000 stock options vested immediately and the balance of 150,000 stock options will vest equally over two years on the anniversary date of issuance. These options have a 5-year life and are exercisable at C$0.15 per common share. The grant date fair value of the options was estimated at $28,930. The vesting of these options resulted in stock-based compensation of $14,465 for the period ended September 30, 2022, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(ii)	3.27%	0%	120%	C$0.15	5 years

The following table reflects the actual stock options issued and outstanding as of September 30, 2022:

			Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
0.50	0.5	235,000	235,000	46,277
0.60	1.25	200,000	200,000	52,909
0.60	2.35	1,575,000	1,575,000	435,069
0.55	2.81	5,957,659	1,489,415	1,536,764
0.335	3.64	1,037,977	1,037,977	204,213
0.15	4.90	300,000	150,000	28,930
		9,305,636	4,687,392	$2,304,162

10. Capital stock, warrants and stock options

Authorized

The total authorized capital is as follows:

●	750,000,000 common shares with a par value of $0.000001 per common share; and
●	10,000,000 preferred shares with a par value of $0.000001 per preferred share

On July 19, 2019, the Company amended its articles of incorporation to change the total authorized capital and the par values, which have been retrospectively applied in these consolidated financial statements.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

Issued and outstanding

On February 26, 2020, the Company closed a non-brokered private placement, issuing 2,991,073 common shares of the Company at C$0.56 per common share for gross proceeds of C$1,675,000 ($1,256,854) and incurring financing costs of $95,763, and issuing 239,284 broker warrants. Each broker warrant entitles the holder to acquire one common share at a price of C$0.70 per common share for a period of two years. The Company also issued 696,428 common shares for $300,000 which was applied to reduce the principal amount owing under the convertible loan facility (see note 7).

On May 12, 2020, the Company closed a non-brokered private placement, issuing 107,143 common shares of the Company at C$0.56 per common share for gross proceeds of C$60,000 ($44,671).

On August 14, 2020, the Company closed the first tranche of a brokered private placement of units of the Company (the “August 2020 Offering”), issuing 35,212,142 units of the Company (“August 2020 Units”) at C$0.35 per August 2020 Unit for gross proceeds of $9,301,321 (C$12,324,250). Each August 2020 Unit consisted of one common share of the Company and one common share purchase warrant of the Company (each, an “August 2020 Warrant”), which entitles the holder to acquire a common share of the Company at C$0.50 per common share until August 31, 2023. In connection with the first tranche of the August 2020 Offering, the Company incurred share issuance costs of $709,488 (C$849,978) and issued 2,112,729 compensation options (the “August 2020 Compensation Options”). Each August 2020 Compensation Option is exercisable into one August 2020 Unit at an exercise price of C$0.35 until August 31, 2023.

On August 25, 2020, the Company closed the second tranche of the August 2020 Offering, issuing 20,866,292 August 2020 Units at C$0.35 per August 2020 Unit for gross proceeds of $5,510,736 (C$7,303,202). In connection with the second tranche of the August 2020 Offering, the Company incurred share issuance costs of $237,668 (C$314,512) and issued 1,127,178 August 2020 Compensation Options.

In the August 2020 Offering, the fair value of warrants, which are treated as a liability and fair value accounted for, were greater than gross proceeds. As a result, a loss of $940,290 has been recognized in the consolidated statements of loss and $947,156 of total share issue costs were also expensed.

The Company also issued 2,205,714 August 2020 Units to settle $177,353 of accounts payable, $55,676 of accrued liabilities, $28,300 of interest payable, and $344,185 of promissory notes payable at a deemed price of $0.67 based on the fair value of the units issued. As a result, the Company recorded a loss on debt settlement of $899,237.

On October 9, 2020, the Company issued 5,572,980 common shares at a deemed price of C$0.49 based on the fair value of the common shares issued to settle $1,600,000 of convertible loan payable and $500,000 of interest payable. As a result, the Company recorded a gain on debt settlement of $23,376.

In February 2021, the Company closed a non-brokered private placement of units of the Company (the “February 2021 Offering”), issuing 19,576,360 units of the Company (“February 2021 Units”) at C$0.40 per February 2021 Unit for gross proceeds of $6,168,069 (C$7,830,544. Each February 2021 Unit consisted of one common share of the Company and one common share purchase warrant of the Company (each, “February 2021 Warrant”), which entitles the holder to acquire a common share of the Company at C$0.60 per common share for a period of five years. In connection with the February 2021 Offering, the Company incurred share issuance costs of $154,630 and issued 351,000 compensation options (the “February 2021 Compensation Options”). Each February 2021 Compensation Option is exercisable into one February 2021 Unit at an exercise price of C$0.40 for a period of three years.

The Company also issued 417,720 February 2021 Units to settle $132,000 of accrued liabilities at a deemed price of $0.45 based on the fair value of the units issued. As a result, the Company recorded a loss on debt settlement of $56,146.

For each financing, the Company has accounted for the warrants in accordance with ASC Topic 815. The warrants are considered derivative instruments as they were issued in a currency other than the Company’s functional currency of the U.S. dollar. The estimated fair value of warrants accounted for as liabilities was determined on the date of issue and marks to market at each financial reporting period. The change in fair value of the warrant is recorded in the consolidated statement of operations and comprehensive loss as a gain or loss and is estimated using the Binomial model.

The fair value of the warrant liabilities related to the various tranches of warrants issued during the period were estimated using the Binomial model to determine the fair value using the following assumptions on the day of issuance and as at December 31, 2021:

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

February 2021 issuance	February 9 and 16 2021	December 31, 2021
Expected life	1,826 days	1,501 days
Volatility	100%	100%
Risk free interest rate	0.49%	1.25%
Dividend yield	0%	0%
Share price	$0.27 and $0.29	$0.37
Fair value	$3,813,103	$3,483,745
Change in derivative liability		$(329,358)

The warrant liabilities as a result of the August 2018, November 2018, June 2019, August 2019, and August 2020 private placements were revalued as at December 31, 2021 and December 31, 2020 using the Binomial model and the following assumptions:

August 2020 issuance	December 31, 2020	December 31, 2021
Expected life	973 days	608 days
Volatility	100%	100%
Risk free interest rate	1.31%	0.95%
Dividend yield	0%	0%
Share price	$0.41	$0.37
Fair value	$14,493,215	$6,790,163
Change in derivative liability		$(7,703,052)

August 2018 issuance	December 31, 2020	December 31, 2021
Expected life	221 days		expired
Volatility	100%		Nil	%
Risk free interest rate	1.23%		Nil	%
Dividend yield	0%		Nil	%
Share price	$0.41	$	Nil
Fair value	$0	$	Nil
Change in derivative liability		$	Nil

November 2018 issuance	December 31, 2020	December 31, 2021
Expected life	332 days		expired
Volatility	100%		Nil	%
Risk free interest rate	1.09%		Nil	%
Dividend yield	0%		Nil	%
Share price	$0.41	$	Nil
Fair value	$52,540	$	Nil
Change in derivative liability			$(52,540)

June 2019 issuance (i)	December 31, 2020	December 31, 2021
Expected life	1,826 days	1,461 days
Volatility	100%	100%
Risk free interest rate	0.85%	1.02%
Dividend yield	0%	0%
Share price	$0.41	$0.37
Fair value	$3,438,839	$2,067,493
Change in derivative liability		$(1,371,346)

(i)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 11,660,000 warrants.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

August 2019 issuance (ii)	December 31, 2020	December 31, 2021
Expected life	213-1,826 days	1,461 days
Volatility	100%	100%
Risk free interest rate	0.81%	1.02%
Dividend yield	0%	0%
Share price	$0.41	$0.37
Fair value	$5,922,270	$3,177,485
Change in derivative liability		$(2,744,785)

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per common share and extended the expiry date to December 31, 2025 for 17,920,000 warrants. The terms of the remaining 2,752,900 warrants remain unchanged.

Warrants

		Weighted	Weighted
		average	average
	Number of	exercise price	grant date
	warrants	(C$)	value ($)

Balance, June 30, 2019	13,046,484	$0.88	$0.28
Issued	27,360,284	0.27	0.03
Expired	(229,464)	8.50	3.54
Exercised (i)	(2,332,900)	0.25	0.02
Balance, June 30, 2020	37,844,404	$0.43	$0.10
Issued	58,284,148	0.50	0.27
Expired	(350,746)	14.84	5.97
Balance, December 31, 2020	95,777,806	$0.54	$0.18
Issued	19,994,080	0.60	0.19
Expired	(4,359,174)	0.59	0.19
Balance, December 31, 2021	111,412,712	$0.54	$0.18

(i)	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.

(ii)	During the six months ended December 31, 2020, the Company amended the exercise price to C$0.59 per share and extended the expiry date to December 31, 2025 for 3,315,200 finder’s warrants. As a result, the Company recognized stock-based compensation of $210,839, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

At December 31, 2021, the following warrants were outstanding:

			Number of
	Exercise	Number of	warrants
Expiry date	price (C$)	warrants	exercisable

February 26, 2022	0.70	239,284	239,284
August 31, 2023	0.50	58,284,148	58,284,148
December 31, 2025	0.59	32,895,200	32,895,200
February 9, 2026	0.60	17,112,500	17,112,500
February 16, 2026	0.60	2,881,580	2,881,580
		111,412,712	111,412,712

During the year ended December 31, 2021, 160,408 August 2018 warrants expired, 2,752,900 August 2019 warrants expired, 645,866 November 2018 warrants expired, 400,000 November 2019 warrants expired, and 400,000 April 2020 loan extension warrants expired.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

Broker options

At December 31, 2021, the following broker options were outstanding:

		Weighted
	Number of	average
	broker	exercise price
	options	(C$)

Balance, June 30, 2020	-	$-
Issued - August 2020 Compensation Options	3,239,907	0.35
Balance, December 31, 2020	3,239,907	$0.35
Issued – February 2021 Compensation Options	351,000	0.40
Balance, December 31, 2021	3,590,907	0.35

(i)	The grant date fair value of the August 2020 and February 2021 Compensation Options were estimated at $521,993 and $68,078, respectively, using the Black-Scholes valuation model with the following underlying assumptions:

Grant Date	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
August 2020	0.31%	0%	100%	C$0.35	3 years
February 2021	0.26%	0%	100%	C$0.40	3 years

	Exercise	Number of
Expiry date	price (C$)	broker options	Fair value ($)

August 31, 2023 (i)	$0.35	3,239,907	$521,993
February 16, 2024 (ii)	$0.40	351,000	$68,078
		3,590,907	$590,071

(i)	Exercisable into one August 2020 Unit

(ii)	Exercisable into one February 2021 Unit

Stock options

The following table summarizes the stock option activity during the year ended December 31, 2021, the six months ended December 31, 2020 and the year ended June 30, 2020:

		Weighted
		average
	Number of	exercise price
	stock options	(C$)

Balance, June 30, 2019	287,100	$7.50
Granted (i)(ii)	7,532,659	0.56
Forfeited	(239,600)	9.78
Balance, June 30, 2020	7,580,159	$0.62
Granted (iii)(iv)	435,000	0.55
Balance, December 31, 2020	8,015,159	$0.62
Granted (v)	1,037,977	0.34
Balance, December 31, 2021	9,053,136	$0.58

(i)	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $50,909 for the year ended December 31, 2021, $74,949 for the six months ended December 31, 2020 and $309,211 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)

(ii)	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $531,925 for the year ended December 31, 2021, $403,456 for the six months ended December 31, 2020 and $162,855 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iii)	On September 30, 2020, 200,000 stock options were issued to a consultant. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.60. The stock options vest 50% at 6 months and 50% at 12 months from the grant date and expire in 3 years. The grant date fair value of the options was estimated at $52,909. The vesting of these options resulted in stock-based compensation of $32,651 for the year ended December 31, 2021, $20,259 for the six months ended December 31, 2020, and $nil for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(iv)	On October 30, 2020, 235,000 stock options were issued to a former director. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.50. The stock options vested immediately and expire on December 31, 2022. The grant date fair value of the options was estimated at $46,277. The vesting of these options resulted in stock-based compensation of $46,277 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.

(v)	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vested immediately and the balance of 764,706 stock options vested on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $204,213 for the year ended December 31, 2021, which is included in operation and administration expenses on the consolidated statements of income (loss) and comprehensive income (loss).

The fair value of these stock options was determined on the date of grant using the Black-Scholes valuation model, and using the following underlying assumptions:

	Risk free interest rate	Dividend yield	Volatility	Stock price	Weighted average life
(i)	1.54%	0%	100%	C$0.50	5 years
(ii)	0.44%	0%	100%	C$0.50	5 years
(iii)	0.25%	0%	100%	C$0.58	3 years
(iv)	0.26%	0%	100%	C$0.49	2.2 years
(v)	0.64%	0%	100%	C$0.34	5 years

The following table reflects the actual stock options issued and outstanding as of December 31, 2021:

	Weighted average		Number of
	remaining	Number of	options
Exercise	contractual	options	vested	Grant date
price (C$)	life (years)	outstanding	(exercisable)	fair value ($)
$10.00	0.00	47,500	47,500	$258,013
0.50	0.03	235,000	235,000	46,277
0.60	0.04	200,000	200,000	52,909
0.60	0.49	1,575,000	1,575,000	435,069
0.55	2.17	5,957,659	1,489,415	1,536,764
0.335	0.47	1,037,977	1,037,977	204,213
		9,053,136	4,584,892	$2,533,245

Bunker Hill Mining Corp.

Notes to Consolidated Financial Statements

Year Ended December 31, 2021, Six Months Ended December 31, 2020 and Year Ended June 30, 2020

(Expressed in United States Dollars)